Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 1,169.2	$ 1,166.9	$ 1,166.4	$ 1,138.1
Business Acquisition [Member]
Business Acquisition [Line Items]
Current assets		0.5	0.5
Property and equipment		2.6	12.9
Goodwill		1.3	4.3
Other intangible assets		5.5	13.8
Total assets acquired		9.9	31.5
Current liabilities		1.3	0.2
Total liabilities assumed		1.3	0.2
Net assets acquired		$ 8.6	$ 31.3